RELATED-PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Transnordestina Logistica [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loan amount	R$ 2,098,532	R$ 1,829,939
Average rate, description	125% to 130%